Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of quarterly profit	100.00%
Cash and cash equivalents	$ 1,335,727	$ 711,386
Deferred revenue	752,286	763,191
Recognized revenue	$ 763,191	795,344
Percentage of VAT refund	3.00%
Research and development expenses	$ 35,904	$ 25,322
Value added taxes, description	Prior to May 1, 2018, the Company is subject to VAT at the rate of 6% and 17% on revenue generated from providing services and products, respectively. Starting from May 1, 2018, the VAT rate for revenue generated from providing products was changed from 17% to 16%. Starting from April 1, 2019, the VAT rate for revenue generated from providing products was changed from 16% to 13%.
Total assets [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Variable interest entities, percentage	87.00%	97.00%
Total Liabilities [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Variable interest entities, percentage	100.00%	100.00%